Derivatives, Net Gains (Losses) in Income related to Fair Value Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	$ 1,404	$ 1,309	$ 1,467
Gains (losses) recorded in noninterest income recognized on derivatives	604	(2,727)	390
Gains (losses) recorded in noninterest income recognized on hedged item	(98)	2,361	(357)
Net recognized on fair value hedges (ineffective portion)	506	(366)	33
Available for sale Securities [Member] | Interest rate contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	(722)	(584)	(457)
Gains (losses) recorded in noninterest income recognized on derivatives	(1,943)	1,889	(22)
Gains (losses) recorded in noninterest income recognized on hedged item	1,911	(1,874)	17
Net recognized on fair value hedges (ineffective portion)	(32)	15	(5)
Available for sale Securities [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	(10)	(8)	(5)
Gains (losses) recorded in noninterest income recognized on derivatives	391	(49)	39
Gains (losses) recorded in noninterest income recognized on hedged item	(388)	49	(3)
Net recognized on fair value hedges (ineffective portion)	3	0	36
Mortgages held for sale [Member] | Interest rate contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	(15)	(11)	(4)
Gains (losses) recorded in noninterest income recognized on derivatives	(49)	47	(15)
Gains (losses) recorded in noninterest income recognized on hedged item	32	(57)	6
Net recognized on fair value hedges (ineffective portion)	(17)	(10)	(9)
Long-term Debt [Member] | Interest rate contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	1,843	1,632	1,685
Gains (losses) recorded in noninterest income recognized on derivatives	3,623	(3,767)	(179)
Gains (losses) recorded in noninterest income recognized on hedged item	(3,143)	3,521	233
Net recognized on fair value hedges (ineffective portion)	480	(246)	54
Long-term Debt [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	308	280	248
Gains (losses) recorded in noninterest income recognized on derivatives	(1,418)	(847)	567
Gains (losses) recorded in noninterest income recognized on hedged item	1,490	722	(610)
Net recognized on fair value hedges (ineffective portion)	$ 72	$ (125)	$ (43)